Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets	At December 31, 2022 and 2021, prepaid expenses and current assets consisted of the following.
	2022	2021
Other receivables, net	$48,320	$105,623
Interest receivable	42,263	6,619
Prepaid expenses	4,342	43,869
Total	$94,925	$156,111